                        [KEYNOTE SERIES ACCOUNT LOGO]

                      ---------------------------------

                         MONY LIFE INSURANCE COMPANY
                      ---------------------------------

                              SEMI-ANNUAL REPORT

                                JUNE 30, 2000

THIS REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE OF ANY CONTRACTS PARTICIPATING IN THE KEYNOTE SERIES ACCOUNT, OR AS A SOLICITATION AS AN OFFER TO BUY ANY CONTRACTS UNLESS PRECEDED BY OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS THE COMPLETE INFORMATION OF CHARGES AND EXPENSES.

                             MONY SERIES FUND, INC.

Dear Shareholder,

     The economy finally began to show some signs of slower growth during the second quarter. The combination of higher interest rates, particularly for mortgages; rising energy costs, especially at the gas pump; and stock market weakness; notably in popular technology names, all served to impact consumer spending. Retail sales and auto sales were weaker, housing activity slowed and permits declined. The economy is still strong and is a long way from recession, but this slower growth is what the Federal Reserve ("Fed") had in mind when they began to tighten.

     The signs of deceleration are just beginning, and it is too early to tell whether the monetary activity thus far has been sufficient to bring about the desired soft landing. If the slowdown is not real, and stronger growth resumes, then more tightening will occur until the transition to a slower growth path is achieved. This is not just happening in the U.S. Central banks around the world have been pursuing a tighter monetary policy to try to ward off inflation. This is good news for the long-term sustainability of the economic and stock market expansions, but will likely cause some problems for both in the short run.

     The question of whether and when economic activity has slowed enough to suit the Fed creates uncertainty for businesses and investors. Soft landings are difficult to engineer and create the risk of a harder fall than desired. We expect continued earnings growth in 2000, but at a lower level than in 1999. These uncertainties: timing of further tightening, extent of deceleration and impact on earnings create a difficult environment for stocks. Some of this has already been discounted, as many individual stocks have already had twenty percent plus declines. The popular averages have not yet experienced this degree of weakness due to the rotational nature of the declines, and the continued popularity of big cap growth stocks.

     The outlook therefore is not great, but neither is it all negative. Stocks will be supported by still growing earnings and improved valuations for most companies, but will be constrained by concern about the Fed and still rich valuations for the biggest growth names. The economic slowdown, worldwide central bank concern about inflation and the growing Federal budget surplus provide strong support for the bond market and some help for stocks.

     All in all the best outcome, and the one that the Fed would like, would be for most stocks to mark time for awhile, and for some of the most overvalued names to sell off a bit. If the market surges upward, and investors move right back into the same big cap technology names, the Fed would probably lean toward a tighter policy.

                                            Sincerely,

                                            /s/ KENNETH M. LEVINE

                                            Chairman

                             KEYNOTE SERIES ACCOUNT

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                     IVA SUBACCOUNT
                                                         ---------------------------------------
                                                                           NON-TAX      VARIABLE
                                                         TAX QUALIFIED    QUALIFIED     PAYOUTS
                                                         -------------    ---------     --------
                        ASSETS
Shares held in Equity Income Portfolio of MONY Series
  Funds, Inc...........................................       625,160        147,450         428
                                                          ===========     ==========    ========
Investments at cost....................................   $12,784,995     $3,151,963    $  8,062
                                                          ===========     ==========    ========
     Investments at net asset value....................   $11,784,259     $2,779,426    $  8,061
     Amount due from MONY..............................             0              0      10,000
     Amount due from respective Funds..................           963              0       2,872
                                                          -----------     ----------    --------
Total assets...........................................    11,785,222      2,779,426      20,933
                                                          -----------     ----------    --------
                      LIABILITIES
Amount due to MONY.....................................         5,543          1,080       2,872
Amount due to respective Funds.........................             0              0      10,000
                                                          -----------     ----------    --------
Total liabilities......................................         5,543          1,080      12,872
                                                          -----------     ----------    --------
Net assets.............................................   $11,779,679     $2,778,346    $  8,061
                                                          ===========     ==========    ========

Net assets consist of:
     Contractholders' net payments.....................   $(4,417,259)    $ (812,705)   $(20,338)
     Undistributed net investment income...............    11,169,817      2,485,126      32,803
     Accumulated net realized gain (loss) on
       investments.....................................     6,027,857      1,478,462      (4,403)
     Net unrealized appreciation (depreciation) of
       investments.....................................    (1,000,736)      (372,537)         (1)
                                                          -----------     ----------    --------
Net assets.............................................   $11,779,679     $2,778,346    $  8,061
                                                          ===========     ==========    ========
Number of units outstanding*...........................        85,070         21,466          59
                                                          -----------     ----------    --------
Net asset value per unit outstanding*..................   $    138.47     $   129.43    $ 137.22
                                                          ===========     ==========    ========
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                            STATEMENT OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                      IVA SUBACCOUNT
                                                          --------------------------------------
                                                                            NON-TAX     VARIABLE
                                                          TAX-QUALIFIED    QUALIFIED    PAYOUTS
                                                          -------------    ---------    --------
Dividend income.........................................   $   213,705     $  49,292    $    885
Distributions from capital gains........................     1,761,727       406,351       7,293
Mortality and expense risk charges......................       (60,347)      (14,034)          0
                                                           -----------     ---------    --------
Net investment income...................................     1,915,085       441,609       8,178
                                                           -----------     ---------    --------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...............       268,256        37,948     (19,784)
  Net change in unrealized appreciation (depreciation)
     of investments.....................................    (2,734,080)     (609,179)      7,852
                                                           -----------     ---------    --------
Net realized and unrealized (loss) on investments.......    (2,465,824)     (571,231)    (11,932)
                                                           -----------     ---------    --------
Net decrease in net assets resulting from operations....   $  (550,739)    $(129,622)   $ (3,754)
                                                           ===========     =========    ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                       IVA SUBACCOUNT
                                   ---------------------------------------------------------------------------------------
                                                                           NON-TAX                      VARIABLE
                                          TAX-QUALIFIED                   QUALIFIED                      PAYOUTS
                                   ---------------------------   ---------------------------   ---------------------------
                                   FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                   MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       2000           1999           2000           1999           2000           1999
                                   ------------   ------------   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
FROM OPERATIONS:
    Net investment income........  $ 1,915,085    $ 2,342,491     $  441,609     $  531,643     $   8,178       $ 10,024
    Net realized gain (loss) on
      investments................      268,256        888,839         37,948        211,037       (19,784)         1,185
    Net change in unrealized
      appreciation (depreciation)
      of investments.............   (2,734,080)    (2,274,316)      (609,179)      (530,275)        7,852        (10,109)
                                   -----------    -----------     ----------     ----------     ---------       --------
Net increase (decrease) in net
  assets resulting from
  operations.....................     (550,739)       957,014       (129,622)       212,405        (3,754)         1,100
                                   -----------    -----------     ----------     ----------     ---------       --------
FROM UNIT TRANSACTIONS:
    Net proceeds from the
      issuance of units..........       25,348        156,282          6,951          9,255        10,766        103,818
    Net asset value of units
      redeemed or used to meet
      contract obligations.......     (862,117)    (1,813,869)      (124,858)      (464,746)     (121,824)       (15,652)
                                   -----------    -----------     ----------     ----------     ---------       --------
Net increase (decrease) from unit
  transactions...................     (836,769)    (1,657,587)      (117,907)      (455,491)     (111,058)        88,166
                                   -----------    -----------     ----------     ----------     ---------       --------
Net increase (decrease) in net
  assets.........................   (1,387,508)      (700,573)      (247,529)      (243,086)     (114,812)        89,266
Net assets beginning of period...   13,167,187     13,867,760      3,025,875      3,268,961       122,873         33,607
                                   -----------    -----------     ----------     ----------     ---------       --------
Net assets end of period*........  $11,779,679    $13,167,187     $2,778,346     $3,025,875     $   8,061       $122,873
                                   ===========    ===========     ==========     ==========     =========       ========
UNIT TRANSACTIONS:
Units outstanding beginning of
  period.........................       91,045        102,567         22,384         25,866           862            255
Units issued during the period...          177            584             57             70            78            719
Units redeemed during the
  period.........................       (6,152)       (12,106)          (975)        (3,552)         (881)          (112)
                                   -----------    -----------     ----------     ----------     ---------       --------
Units outstanding end of
  period.........................       85,070         91,045         21,466         22,384            59            862
                                   ===========    ===========     ==========     ==========     =========       ========
* Includes undistributed net
  investment income of:            $11,169,817    $ 9,254,732     $2,485,126     $2,043,517     $  32,803       $ 24,625

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     Keynote Series Account ("Keynote") is a separate investment account established on December 16, 1987 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     Keynote operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Keynote holds assets that are segregated from all of MONY's other assets and, at present, is used as a funding vehicle for retirement plans maintained by state educational organizations and certain other organizations to purchase tax-deferred annuities for their employees ("Group Plans") and as a funding vehicle for annuities purchased by individuals, principally for retirement purposes ("Individual Plans"). MONY is the legal owner of the assets in Keynote. This report contains information related to Individual Plans only.

     There is one separate account which consists of three subaccounts, two of which are available to Individual Plans. They all invest solely in the Equity Income Portfolio (the "Portfolio") of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company and is affiliated with MONY.

     The financial statements and footnotes of the Portfolio are contained on pages hereinafter of this report and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of the Portfolio is stated at value which is the net asset value reported by the Portfolio. The Portfolio's net asset value is based upon market or fair valuations of the securities held in the Portfolio.

  Investment Transactions and Investment Income:

     Investments in the Portfolio are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the Portfolio determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividend income includes distributions of investment income and capital gains from the Portfolio. Dividend income received is reinvested in additional shares of the Portfolio.

  Taxes:

     The operations of Keynote form a part of, and are taxed with, the operations of MONY. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributed to Keynote. Based upon this expectation, no charges are currently being deducted from Keynote for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     Because Keynote purchases shares of the Portfolio, the net assets of Keynote reflect the Portfolio's investment management fee charged by MONY Life Insurance Company of America (a wholly-owned subsidiary of MONY), the investment adviser, which provides investment advice and related services to the Portfolio.

                             KEYNOTE SERIES ACCOUNT

     Daily charges against Keynote for mortality and expense risks assumed by MONY are computed at an annual rate of 1.0% of the average daily net assets of the IVA Tax Qualified and Non-tax Qualified subaccounts and no charges are made against the IVA Variable Payouts subaccount.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed during the six months ended June 30, 2000 were as follows:

                IVA SUBACCOUNTS                   COST OF SHARES ACQUIRED   PROCEEDS FROM SHARES REDEEMED
                ---------------                   -----------------------   -----------------------------
MONY Series Fund, Inc.-Equity Income Portfolio:
Tax Qualified...................................          $25,366                     $923,588
Non-tax Qualified...............................            7,415                      139,593
Variable Payouts................................           10,766                      121,823

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

     During the second quarter the new economy stocks (technology, telecom, Internet) sold off sharply while many of the old economy stocks (cyclical, energy, financial) rallied. Some of the valuation disparity between these two broad groups narrowed, but when technology rallied in June the gap widened again. As a result the two markets phenomenon that has been in effect for the past several years continues. At June 30, 2000 most stocks are now selling at price earnings ratios that are not out of line historically, however the largest one hundred names are still selling at very high multiples. The popular averages which are heavily influenced by these big market cap stocks also reflect the valuation disparity.

     The major risk continues to lie in these high quality, well known growth stocks and in the big averages. The new economy is for real, and these stocks are great companies and have very attractive futures, but this is more than reflected in their prices. This valuation disparity has created opportunity in the rest of the market where many good companies are selling at more reasonable prices. If there is another sell off in the growth sector the rest of the market would not be immune, but the values and the fact that many of these stocks have already suffered major declines should provide some cushion.

     The slower economy and the uncertainties regarding the Federal Reserve ("Fed") indicate a more defensive strategy. This means less in economy-sensitive sectors such as basic materials and more in healthcare and consumer staples. If the Fed is nearing the end of its tightening then financial stocks, both banks and insurance should do well. Finally, the energy sector remains as a major overweight, including integrated oils, oil service and drilling and natural gas. Demand remains strong, earnings estimates are being increased and dividend yields are still attractive.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2000

                                     NUMBER OF SHARES OR
COMMON STOCKS -- 95.26%               PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------
AEROSPACE -- 3.65%
  Honeywell International Inc.                4,000        $   134,750
  Northrop Grumman Corporation                3,000            198,750
  United Technologies Corporation             4,500            264,937
                                                           -----------
                                                               598,437
AUTOMOTIVE -- 1.62%
  Ford Motor Company                          4,000            172,000
  General Motors Corporation                  1,500             87,094
  Visteon Corporation                           524              6,350
                                                           -----------
                                                               265,444
BANKING -- 4.89%
  Bank of America Corporation                 3,000            129,000
  Bank of New York Company Inc.               4,000            186,000
  Chase Manhattan Corporation                 4,200            193,462
  FleetBoston Financial Corporation           3,500            119,000
  Wells Fargo & Company                       4,500            174,375
                                                           -----------
                                                               801,837
CHEMICALS -- 1.54%
  Dow Chemical Company                        4,000            120,750
  Du Pont (E. I.) de Nemours &
    Company                                   3,000            131,250
                                                           -----------
                                                               252,000
COMPUTER HARDWARE -- 1.01%
  Xerox Corporation                           8,000            166,000
CONGLOMERATES -- 2.08%
  Minnesota Mining & Manufacturing
    Company                                   2,500            206,250
  Textron Inc.                                2,500            135,781
                                                           -----------
                                                               342,031
CONSUMER NON-DURABLES -- 1.90%
  Avon Products Inc.                          7,000            311,500
CONSUMER PRODUCTS -- 2.41%
  Colgate-Palmolive Company                   2,500            149,688
  Kimberly-Clark Corporation                  3,000            172,125
  Procter & Gamble Company                    1,300             74,425
                                                           -----------
                                                               396,238
CRUDE & PETROLEUM -- 9.13%
  BP Amoco (ADR)                              6,000            339,375
  Burlington Resources Inc.                   4,000            153,000
  Chevron Corporation                         2,500            212,031
  Exxon Mobil Corporation                     5,000            392,500
  Royal Dutch Petroleum Company
    (ADR)                                     3,500            215,469
  Texaco Inc.                                 3,500            186,375
                                                           -----------
                                                             1,498,750
ELECTRICAL EQUIPMENT -- 5.36%
  Emerson Electric Company                    3,500            211,312
  General Electric Company                   12,600            667,800
                                                           -----------
                                                               879,112
ENERGY -- 6.69%
  Duke Energy Corporation                     4,000            225,500
  El Paso Energy Corporation                  5,500            280,156
  Enron Corporation                           4,000            258,000
  Williams Companies Inc.                     8,000            333,500
                                                           -----------
                                                             1,097,156
FOOD & BEVERAGES & TOBACCO -- 1.07%
  Coca-Cola Company                           1,500             86,156
  PepsiCo Inc.                                2,000             88,875
                                                           -----------
                                                               175,031

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------   -----------
INSURANCE -- 1.02%
  Cigna Corporation                           1,800        $   168,300
MACHINERY -- 2.76%
  Caterpillar Inc.                            4,300            145,663
  Deere & Company                             4,500            166,500
  Pitney Bowes Inc.                           3,500            140,000
                                                           -----------
                                                               452,163
MANUFACTURING -- 1.02%
  Eaton Corporation                           2,500            167,500
METALS & MINING -- 1.24%
  Alcoa Inc.                                  7,000            203,000
MISC. FINANCIAL SERVICES -- 2.02%
  Citigroup Inc.                              5,500            331,375
MULTI-LINE INSURANCE -- 0.33%
  Lincoln National Corporation                1,500             54,188
OIL SERVICES -- 8.90%
  Baker Hughes Inc.                           6,000            192,000
  Diamond Offshore Drilling Inc.              5,000            175,625
  Halliburton Company                         4,000            188,750
  Kerr-McGee Corporation                      3,200            188,600
  KeySpan Corporation                         5,000            153,750
  Phillips Petroleum Company                  3,500            177,406
  Schlumberger Ltd.                           2,500            186,563
  Tidewater Inc.                              5,500            198,000
                                                           -----------
                                                             1,460,694
PAPER & FOREST PRODUCTS -- 2.48%
  Bowater Inc.                                3,000            132,375
  Georgia-Pacific Group                       4,000            105,000
  International Paper Company                 5,000            149,063
  Temple-Inland Inc.                            500             21,000
                                                           -----------
                                                               407,438
PHARMACEUTICALS -- 18.55%
  Abbott Laboratories                         5,000            222,813
  American Home Products
    Corporation                               5,000            293,750
  Baxter International Inc.                   3,500            246,094
  Bristol-Myers Squibb Company                4,500            262,125
  Eli Lilly & Company                         3,500            349,562
  Johnson & Johnson                           3,500            356,562
  Merck & Company Inc.                        4,000            306,500
  Pfizer Inc.                                 6,600            316,800
  Pharmacia Corporation                       5,000            258,438
  Schering-Plough Corporation                 4,000            202,000
  Smithkline Beecham (ADR)                    3,500            228,156
                                                           -----------
                                                             3,042,800
PRINTING & PUBLISHING -- 0.82%
  McGraw-Hill Companies Inc.                  2,500            135,000
PROPERTY-CASUALTY INSURANCE -- 0.56%
  Chubb Corporation                           1,500             92,250
RAW MATERIALS -- 0.79%
  Weyerhaeuser Company                        3,000            129,000
REAL ESTATE -- 3.11%
  Boston Properties Inc.                      3,500            135,188
  Crescent Real Estate Equities
    Company                                   5,500            112,750
  Equity Office Properties Trust              4,500            124,031
  Equity Residential Properties
    Trust                                     3,000            138,000
                                                           -----------
                                                               509,969

                             MONY SERIES FUND, INC.
                     EQUITY INCOME PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2000

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------   -----------
TELECOMMUNICATIONS -- 10.31%
  AT&T Corporation                            4,000        $   126,500
  Bell Atlantic Corporation                   5,000            254,062
  BellSouth Corporation                       6,000            255,750
  GTE Corporation                             4,000            249,000
  SBC Communications Inc.                     6,000            259,500
  Sprint Corporation                          4,000            204,000
  U.S. West Inc.                              4,000            343,000
                                                           -----------
                                                             1,691,812
                                                           -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $11,856,685)                               15,629,025
----------------------------------------------------------------------

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT        VALUE
                                     -------------------   -----------
REPURCHASE AGREEMENT -- 4.57%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement,
    5.50% due 07/03/00,
    Maturity Value $749,343
    Collateral: U.S. Treasury Note
    $770,000 5.75% due 06/30/01,
    Value $764,345                         $749,000        $   749,000
                                                           -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $749,000)                                     749,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $12,605,685)                              $16,378,025
OTHER ASSETS LESS LIABILITIES -- 0.17%                          28,686
                                                           -----------
NET ASSETS -- 100%                                         $16,406,711
======================================================================

(ADR) American Depository Receipt.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                 JUNE 30, 2000

                                                              EQUITY INCOME
                                                                PORTFOLIO
                                                              -------------
                                  ASSETS:
Investments at value........................................   $16,378,025
Receivable for fund shares sold.............................        10,654
Receivable for investments sold.............................        65,238
Dividends and interest receivable...........................        22,287
Cash and other assets.......................................         1,440
                                                               -----------
          Total assets......................................    16,477,644
                                                               -----------
                               LIABILITIES:
Payable for fund shares redeemed............................         5,322
Payable for investments purchased...........................        51,434
Investment advisory fees payable............................         6,944
Administration fees payable.................................           633
Accrued expenses and other liabilities......................         6,600
                                                               -----------
          Total liabilities.................................        70,933
                                                               -----------
Net Assets..................................................   $16,406,711
                                                               ===========
                                NET ASSETS:
Paid-in capital.............................................    11,821,116
Undistributed (accumulated) net investment income (loss)....       130,818
Undistributed (accumulated) net realized gain (loss) on
  investments...............................................       682,437
Unrealized appreciation (depreciation) on investments.......     3,772,340
                                                               -----------
NET ASSETS..................................................   $16,406,711
                                                               ===========
Fund shares outstanding.....................................       870,563
                                                               -----------
Net asset value per share...................................   $     18.85
                                                               ===========
Investments at cost.........................................   $12,605,685
                                                               ===========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                      STATEMENT OF OPERATIONS (UNAUDITED)

                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

                                                              EQUITY INCOME
                                                                PORTFOLIO
                                                              -------------
INVESTMENT INCOME:
     Interest...............................................   $    16,180
     Dividends..............................................       177,136(1)
                                                               -----------
          Total investment income...........................       193,316
                                                               -----------
EXPENSES:
     Investment advisory fees...............................        42,945
     Transfer Agent Fees....................................         1,749
     Custodian and fund accounting fees.....................         8,180
     Administration fees....................................         5,097
     Directors' fees and expenses...........................           747
     Audit and legal fees...................................         3,351
     Miscellaneous..........................................           618
                                                               -----------
               Total expenses...............................        62,687
                                                               -----------
          Less: Expenses reduced by a custodian fee
          arrangement.......................................          (190)
                                                               -----------
          Total expenses, net of expense reduction..........        62,497
                                                               -----------
               NET INVESTMENT INCOME (LOSS).................       130,819
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET:
     Net realized gain (loss) on security transactions......       672,005
     Net change in unrealized gain (loss) on investments....    (1,497,555)
                                                               -----------
          Net realized and unrealized gain (loss) on
          investments.......................................      (825,550)
                                                               -----------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING
          FROM OPERATIONS...................................   $  (694,731)
                                                               ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

(1) Net of foreign taxes withheld of $970.

                             MONY SERIES FUND, INC

                      STATEMENTS OF CHANGES IN NET ASSETS

                                 JUNE 30, 2000

                                                                 EQUITY INCOME PORTFOLIO
                                                              -----------------------------
                                                               (UNAUDITED)
                                                               SIX MONTHS       YEAR ENDED
                                                                  ENDED        DECEMBER 31,
                                                              JUNE 30, 2000        1999
                                                              -------------    ------------
OPERATIONS:
     Net investment income (loss)...........................   $   130,819     $   305,800
     Net realized gain (loss) on investments................       672,005       2,439,376
     Net change in unrealized gain (loss) on investments....    (1,497,555)     (1,208,862)
                                                               -----------     -----------
     Increase (decrease) in net assets resulting from
      operations............................................      (694,731)      1,536,314
                                                               -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income..................................      (297,279)       (365,229)
     Net realized gains on investments......................    (2,450,693)     (3,095,880)
                                                               -----------     -----------
          Total distributions to shareholders...............    (2,747,972)     (3,461,109)
                                                               -----------     -----------
FROM CAPITAL SHARE TRANSACTIONS:
     Shares sold............................................        61,153         517,508
     Reinvestment of distributions..........................     2,747,972       3,461,109
     Shares redeemed........................................    (1,419,469)     (3,395,551)
                                                               -----------     -----------
          Total increase (decrease) in net assets resulting
             from capital share transactions................     1,389,656         583,066
                                                               -----------     -----------
          Total increase (decrease) in net assets...........    (2,053,047)     (1,341,729)
NET ASSETS:
     Beginning of period....................................    18,459,758      19,801,487
                                                               -----------     -----------
     End of period..........................................   $16,406,711     $18,459,758
                                                               ===========     ===========
SHARES ISSUES AND REDEEMED:
     Issued.................................................         3,083          22,131
     Issued in reinvestment of distributions................       147,581         141,965
     Redeemed...............................................       (68,355)       (138,809)
                                                               -----------     -----------
          Net increase (decrease)...........................        82,309          25,287
                                                               ===========     ===========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                              FINANCIAL HIGHLIGHTS

         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                          EQUITY INCOME PORTFOLIO
                                                  -----------------------------------------------------------------------
                                                   (UNAUDITED)
                                                   SIX MONTHS                      YEARS ENDED DECEMBER 31,
                                                      ENDED           ---------------------------------------------------
                                                  JUNE 30, 2000        1999          1998      1997      1996      1995
                                                  -------------       -------       -------   -------   -------   -------
Net asset value, beginning of period............     $ 23.42          $ 25.95       $ 27.10   $ 23.44   $ 19.61   $ 15.53
                                                     -------          -------       -------   -------   -------   -------
Income from investment operations:
  Net investment income (loss)..................        0.16(c)          0.38(c)       0.78      0.61      0.98      0.69
  Net realized and unrealized gain (loss) on
    investments.................................       (1.09)            1.90          2.62      5.96      2.89      4.45
                                                     -------          -------       -------   -------   -------   -------
    Total from investment operations............       (0.93)            2.28          3.40      6.57      3.87      5.14
                                                     -------          -------       -------   -------   -------   -------
  Dividends from net investment income..........       (0.39)           (0.51)        (0.88)    (1.00)    (0.04)    (0.65)
  Distributions from net capital gains..........       (3.25)           (4.30)        (3.67)    (1.91)       --     (0.41)
                                                     -------          -------       -------   -------   -------   -------
    Total distributions.........................       (3.64)           (4.81)        (4.55)    (2.91)    (0.04)    (1.06)
                                                     -------          -------       -------   -------   -------   -------
Net asset value, end of period..................     $ 18.85          $ 23.42       $ 25.95   $ 27.10   $ 23.44   $ 19.61
                                                     =======          =======       =======   =======   =======   =======
    Total return................................       (3.78)%(b)        8.04%        12.63%    31.26%    19.76%    33.12%
Net assets, end of period (000).................     $16,407          $18,460       $19,801   $20,721   $18,572   $18,091
Ratio of expenses (excluding expense reduction)
  to average net assets.........................        0.76%(a)         0.70%         0.76%     0.59%     0.55%     0.56%
Ratio of expenses to average net assets.........        0.75%(a)         0.70%         0.75%     0.58%     0.54%     0.55%
Ratio of net investment income (loss) (excluding
  expense reduction) to average net assets......        1.56%(a)         1.56%         1.86%     2.20%     2.78%     3.54%
Ratio of net investment income (loss) to average
  net assets....................................        1.56%(a)         1.57%         1.88%     2.20%     2.79%     3.54%
Portfolio turnover..............................          12%              27%           28%       29%       29%       27%

---------------

(a) Annualized.
(b) Not annualized.
(c) Based on average shares outstanding.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                       NOTES TO THE FINANCIAL STATEMENTS

                           JUNE 30, 2000 (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     The Equity Income Portfolio (the "Portfolio") is one of the portfolios offered within the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Fund's management. The Equity Income Portfolio is presented here since it is the only portfolio available to the Individual Plans of the Keynote Series Account ("Keynote").

     The Fund is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  A. Portfolio Valuations:

     Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service.

     Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. All other securities, when held by the Fund, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of June 30, 2000, there were no such securities.

  B. Federal Income Taxes:

     No provision for Federal income or excise taxes is required because the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders.

  C. Security Transactions and Investment Income:

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Dividend income received and distributions paid to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Premiums and discounts are amortized daily for both financial and tax purposes.

  D. Expenses:

     Each portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custodian fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets.

                             MONY SERIES FUND, INC.

                           JUNE 30, 2000 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  E.  Dividends and Distributions:

     Dividends from net investment income and net realized capital gains will normally be declared and reinvested annually in additional full and fractional shares.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States.

  F.  Use of Estimates in Preparation of Financial Statements:

     Preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

     Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America ("Investment Adviser" or "MONY America"), a wholly-owned subsidiary of The MONY Life Insurance Company ("MONY"), the Investment Adviser provides investment advice and related services for each of the Fund's portfolios, administers the overall day-to-day affairs of the Fund, bears all expenses associated with organizing the Fund, the initial registration of its securities, and the compensation of the directors and officers of the Fund who are affiliates of the Investment Adviser.

     For these services, the Investment Adviser receives an investment advisory fee. The investment advisory fee is payable monthly and is computed as a percentage of the Portfolio's average daily net assets at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets; 0.35% of the next $400,000,000 of the average daily net assets; and 0.30% of the average daily net assets in excess of $800,000,000.

     Enterprise Capital Management ("ECM"), a wholly-owned subsidiary of MONY, provides administrative services to the Fund. For its services ECM receives an administrative fee, payable monthly and computed at an annual rate equal to 0.03% of the Portfolio's average daily net assets.

     Aggregate directors fees incurred for non-affiliated Directors' of the Fund for the six months ended June 30, 2000 amounted to $22,103.

4. CAPITAL STOCK

     The Portfolio currently has 150 million authorized shares of capital stock with a par value of $0.01 per share.

5. INVESTMENT TRANSACTIONS

     For the six months ended June 30, 2000 purchases and sales proceeds of investments, other than short-term investments were $2,017,653 and $3,724,007, respectively.

                             MONY SERIES FUND, INC.

                           JUNE 30, 2000 (UNAUDITED)

6. TAX BASIS UNREALIZED GAIN (LOSS) OF INVESTMENTS AND DISTRIBUTIONS

     At June 30, 2000, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

              UNREALIZED   UNREALIZED   NET UNREALIZED
 TAX COST        GAIN         LOSS       GAIN (LOSS)
 --------     ----------   ----------   --------------
12,605,685     4,404,163    (631,823)      3,772,340

     Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures and options transactions, paydowns, market discounts, and losses deferred due to wash sales.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

                             MONY SERIES FUND, INC.
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019

DIRECTORS AND PRINCIPAL OFFICERS
Kenneth M. Levine                              Chairman, President and Director
Joel Davis                                     Director
Michael J. Drabb                               Director
Alan J. Hartnick                               Director
Floyd L. Smith                                 Director
Charles P. Leone                               Vice President-Compliance
David V. Weigel                                Treasurer
Phillip G. Goff                                Controller
Frederick C. Tedeschi                          Secretary

INVESTMENT ADVISER
MONY Life Insurance Company of America
1740 Broadway
New York, New York 10019

PRINCIPAL UNDERWRITER AND DISTRIBUTOR
MONY Securities Corporation
1740 Broadway
New York, New York 10019

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
P. O. Box 1713
Boston, Massachusetts 02105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, Pennsylvania 19103

This report is authorized for distribution only to shareholders and to others who have received a copy of this Fund's prospectus.

   [KEYNOTE SERIES ACCOUNT LOGO]

   MONY LIFE INSURANCE COMPANY
   One MONY Plaza
   PO Box 48-30
   Syracuse, New York 13221

                     MONY Life Insurance Company, New York, NY